07.31 Fidelity SAI U.S. Quality Index Fund PRO-03 | Fidelity® SAI U.S. Quality Index Fund
Fund Summary Fund: Fidelity® SAI U.S. Quality Index Fund
Investment Objective
The fund seeks to provide investment results that correspond to the total return of stocks of quality growth United States companies.
Fee Table
The following table describes the fees and expenses that may be incurred when you buy and hold shares of the fund.
Shareholder fees
Shareholder Fees {- Fidelity® SAI U.S. Quality Index Fund}	07.31 Fidelity SAI U.S. Quality Index Fund PRO-03 Fidelity® SAI U.S. Quality Index Fund USD ($)
(fees paid directly from your investment)	none

Annual Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Annual Operating Expenses {- Fidelity® SAI U.S. Quality Index Fund}	07.31 Fidelity SAI U.S. Quality Index Fund PRO-03 Fidelity® SAI U.S. Quality Index Fund Fidelity SAI U.S. Quality Index Fund - Default
Management fee	0.10%
Distribution and/or Service (12b-1) fees	none
Other expenses	0.11%
Total annual operating expenses	0.21%
Fee waiver and/or expense reimbursement	0.06%	[1]
Total annual operating expenses after fee waiver and/or expense reimbursement	0.15%
[1]	Fidelity Management & Research Company (FMR) has contractually agreed to reimburse the fund to the extent that total operating expenses (excluding interest, certain taxes, certain securities lending costs, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses, if any), as a percentage of its average net assets, exceed 0.15%. This arrangement will remain in effect through September 30, 2018. FMR may not terminate this arrangement before the expiration date without the approval of the Board of Trustees.

This example helps compare the cost of investing in the fund with the cost of investing in other funds.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:

Sell All Shares
Expense Example {- Fidelity® SAI U.S. Quality Index Fund}	07.31 Fidelity SAI U.S. Quality Index Fund PRO-03 Fidelity® SAI U.S. Quality Index Fund Fidelity SAI U.S. Quality Index Fund - Default USD ($)
1 year	$ 15
3 years	60
5 years	111
10 years	$ 261

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 31% of the average value of its portfolio.

Principal Investment Strategies
  Normally investing at least 80% of assets in securities included in the MSCI USA Quality Index. The MSCI USA Quality Index seeks to capture the performance of stocks of quality growth United States companies with high quality scores based on three main fundamental variables: high return on equity, stable year-over-year earnings growth, and low financial leverage.
  Lending securities to earn income for the fund.

Principal Investment Risks
  Quality Stocks. Although stocks included in the fund's underlying index are deemed by the index provider to be quality stocks, there is no guarantee that the past performance of these stocks will continue. Companies that issue these stocks may experience lower than expected returns or may experience negative growth, as well as increased leverage, resulting in lower than expected or negative returns.
  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market, including different market sectors, and different types of securities can react differently to these developments.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. Changes in the financial condition of an issuer or counterparty (e.g., broker-dealer or other borrower in a securities lending transaction) can increase the risk of default by an issuer or counterparty, which can affect a security's or instrument's value or result in delays in recovering securities and/or capital from a counterparty.
  Correlation to Index. The performance of the fund and its index may vary somewhat due to factors such as fees and expenses of the fund, transaction costs, sample selection, regulatory restrictions, and timing differences associated with additions to and deletions from its index.
  Passive Management Risk. The fund is managed with a passive investment strategy, attempting to track the performance of an unmanaged index of securities, regardless of the current or projected performance of the fund’s index or of the actual securities included in the index. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the fund’s performance could be lower than actively managed funds that may shift their portfolio assets to take advantage of market opportunities or lessen the impact of a market decline or a decline in the value of one or more issuers.
  "Growth" Investing. "Growth" stocks can perform differently from the market as a whole and other types of stocks and can be more volatile than other types of stocks.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund.

Performance

The following information is intended to help you understand the risks of investing in the fund. The information illustrates the performance of the fund's shares over the past year and compares the performance of the fund's shares to the performance of a securities market index over various periods of time. The index description appears in the "Additional Index Information" section of the prospectus. Past performance (before and after taxes) is not an indication of future performance.

Visit www.fidelity.com for more recent performance information.

Year-by-Year Returns Calendar Years

During the periods shown in the chart:	Returns	Quarter ended
Highest Quarter Return	5.33%	September 30, 2016
Lowest Quarter Return	-0.67%	June 30, 2016
Year-to-Date Return	10.41%	June 30, 2017

Average Annual Returns

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan).

For the periods ended December 31, 2016

Average Annual Total Returns{- Fidelity® SAI U.S. Quality Index Fund} - 07.31 Fidelity SAI U.S. Quality Index Fund PRO-03 - Fidelity® SAI U.S. Quality Index Fund	Past 1 year	Since Inception [1]	Inception Date
Fidelity SAI U.S. Quality Index Fund - Default			Oct. 08, 2015
Fidelity SAI U.S. Quality Index Fund - Default | Return Before Taxes	7.82%	9.30%
Fidelity SAI U.S. Quality Index Fund - Default | After Taxes on Distributions	7.36%	8.86%	Oct. 08, 2015
Fidelity SAI U.S. Quality Index Fund - Default | After Taxes on Distributions and Sales	4.70%	7.05%	Oct. 08, 2015
MSCI USA Quality Index(reflects no deduction for fees, expenses, or taxes)	7.97%	9.47%
[1]	From October 8, 2015